INCOME TAX EXPENSE - Major Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX EXPENSE
Accounting loss before tax from continuing operations	$ (5,842)	$ (44,087)
Profit (loss) before tax from discontinued operations		7,550
Consolidated net loss before tax	(5,842)	36,537
Federal and provincial income tax rate of 27% (2020 - 27%)	(1,577)	(9,864)
Non-deductible permanent differences	840	664
Effect of difference in tax rates		6
Change in deferred tax asset not recognized	(2,450)	5,271
Flow-through share renunciation	473	321
Non-taxable accounting gain on sale of subsidiaries		(1,832)
Deferred tax expense on discontinued operations		(214)
Change in estimate	12	191
Other	6	(60)
Income Tax Provision Recovery Adjustments	(2,696)	(5,517)
Income tax recovery	$ (2,696)	$ (5,517)